OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2021
OTHER INCOME
Schedule of other income

($ millions)	2021	2020
Energy trading activities
Gains recognized in earnings	43	126
Losses on inventory valuation	(10)	(25)
Short-term commodity risk management	(198)	49
Investment and interest income	64	94
Insurance proceeds(1)	69	96
Other	1	50
	(31)	390

(1)	2021 includes insurance proceeds for the outages at Mackay River and the secondary extraction facilities at Oil Sands Base Plant and 2020 includes insurance proceeds for MacKay River, both within the Oil Sands segment.